ACCRUED INTEREST AND FINANCING EXPENSE (Details)	1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2021 shares	Sep. 30, 2023 USD ($)	Sep. 30, 2023 USD ($) item	Dec. 31, 2022 USD ($) item	Dec. 31, 2021 USD ($) shares
ACCRUED INTEREST AND FINANCING EXPENSE
Expected accrued interest | $				$ 312,000
Accrued interest and financing expense | $		$ 1,146,251	$ 1,146,251	$ 1,146,251	$ 743,840
Total number of notes holders | item				5
Number of notes holders who received consideration | item				2
Number of remaining noteholders | item			3	3
Convertible Notes Warrants, Common Stock
ACCRUED INTEREST AND FINANCING EXPENSE
Accrued interest and financing expense | $					744,000
Convertible notes 2020
ACCRUED INTEREST AND FINANCING EXPENSE
Expected accrued interest | $				$ 312,000
Accrued interest and financing expense | $		1,146,000	$ 1,146,000	$ 1,146,000	744,000
Total number of notes holders | item				5
Number of notes holders who received consideration | item				2
Number of remaining noteholders | item				3
Interest expense | $		$ 0	$ 0	$ 0	$ 202,000
Convertible notes 2020 | Convertible Notes Warrants, Common Stock
ACCRUED INTEREST AND FINANCING EXPENSE
Shares issued upon conversion | shares	432				432